Receivables (Summary of Receivables) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Less allowance for expected credit losses of receivables from customers	$ (111)	$ (95)
Receivables from customers	4,668	5,596
Rebates	198	172
Income taxes (Note 8)	295	144
Other receivables	237	282
Receivables	$ 5,398	$ 6,194
Maximum percentage of qualified customer loans covered for bad debts Indemnification agreement	5.00%	5.00%
Outstanding customer credit with financial institution	$ 431
Risk of Default Very Low [Member]
Trade and other current receivables [abstract]
Default risk of current trade and other receivables	2,578	$ 2,260
Risk of Default Low [Member]
Trade and other current receivables [abstract]
Default risk of current trade and other receivables	365	445
Third parties financed by Nutrien Financial [Member]
Trade and other current receivables [abstract]
Receivables From Customers	2,943	2,705
Canpotex [Member] | Potash Segment [Member]
Trade and other current receivables [abstract]
Receivables Due from Related Parties	162	866
Third Parties Potash Nitrogen Phosphate [Member] | Potash Nitrogen Phosphate Segment [Member]
Trade and other current receivables [abstract]
Receivables From Customers	577	827
Third Parties - Retail [Member]
Trade and other current receivables [abstract]
Receivables From Customers	$ 1,097	$ 1,293